CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 4,835,167	$ 859,344	$ 37,130
Cost of revenues	(2,426,213)	(30,896)	(7,338)
Gross profit	2,408,954	828,448	29,792
Operating (expenses)
Selling, general & administrative (expenses)	(478,423)	(10,886)	(11,763)
Total operating expenses	(478,423)	(10,886)	(11,763)
Income from operations	1,930,531	817,562	18,029
Other income/(expenses)
Other income	258	0
Other expenses	(21,844)	0	(2,240)
Total other expenses	(21,586)	0	(2,240)
Income from continuing operation before provision of income taxes	1,908,945	817,562	15,789
Provision for income taxes expenses	(431,139)	(114,958)	(1,767)
Net income from continuing operation	1,477,806	702,604	14,022
Discontinued operation
Income from discontinued operation, net of income tax	167,820	845,743	982,135
Loss on sale of discontinued operation, net of income tax	(880,707)	0	0
(Loss) /income from discontinued operation, net of income tax	(712,887)	845,743	982,135
Net income	764,919	1,548,347	996,157
Comprehensive income
Net income	764,919	1,548,347	996,157
Other comprehensive income/(loss)
Foreign currency translation adjustment	133,788	(9,281)	0
Total comprehensive income	$ 898,707	$ 1,539,066	$ 996,157
Income/(Loss) earnings per common share
Continuing operations - Basic (in Dollars per share)	$ 0.14	$ 0.07	$ 0
Continuing operations - Diluted (in Dollars per share)	0.14	0.07	0
Discontinued operations - Basic (in Dollars per share)	(0.07)	0.08	0.1
Discontinued operations - Diluted (in Dollars per share)	(0.07)	0.08	0.1
Net income per common share - Basic (in Dollars per share)	0.07	0.15	0.1
Net income per common share - Diluted (in Dollars per share)	$ 0.07	$ 0.15	$ 0.1
Weighted average Class A ordinary shares outstanding, basic (in Shares)	10,597,527	10,000,000	10,000,000
Weighted average Class A ordinary shares outstanding, diluted (in Shares)	10,597,527	10,000,000	10,000,000